ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2015
ACCOUNTS PAYABLE
ACCOUNTS PAYABLE	6) ACCOUNTS PAYABLE
($ thousands)	December 31, 2015	December 31, 2014

Accrued payables	$167,253	$239,773
Accounts payable – trade	72,697	111,233

Total accounts payable	$239,950	$351,006